Organization - Financial information for the VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 828,548		¥ 14,160,322	¥ 3,058,152	¥ 5,768,186
Restricted cash	3,961,285		16,379,364	9,370,849	27,577,671
Receivables from online payment	150,963		247,586		1,050,974
Short-term investments	5,068,923		7,630,689		35,288,827
Amounts due from related parties (i)	339,787		1,019,033		2,365,528
Prepayments and other current assets	136,499		953,989		950,277
Total current assets	10,486,005		40,390,983		73,001,463
Non-current assets
Property, equipment and software, net	5,928		29,075		41,273
Right-of-use assets	74,289				517,188
Other non-current assets	72,269		182,667		503,120
Total non-current assets	438,948		2,791,080		3,055,873
Total Assets	10,924,953		43,182,063		76,057,336
Current liabilities
Amounts due to related parties	215,877		478,113		1,502,892
Payable to merchants	4,298,671		17,275,934		29,926,488
Accrued expenses and other liabilities	700,547		2,225,667		4,877,062
Merchant deposits	1,126,277		4,188,273		7,840,912
Short-term borrowings	129,097				898,748
Current portion of lease liabilities	16,624				115,734
Total current liabilities	6,574,135		24,359,469		45,767,806
Non-Current portion of Lease liabilities	61,564				428,593
Total non-current liabilities	810,518				5,642,664
Total liabilities	7,384,653		24,359,469		51,410,470
Consolidated statement of income (loss)
Net revenues	4,329,611	¥ 30,141,886	13,119,990	1,744,076
Net loss	(1,000,834)	(6,967,603)	(10,217,125)	(525,115)
Consolidated statement of cashflows
Net cash generated from operating activities	2,128,900	14,820,976	7,767,927	9,686,328
Net cash generated from /(used in) investing activities	(4,067,867)	(28,319,678)	(7,548,509)	71,651
Net cash provided by financing activities	2,277,390	15,854,731	17,344,357	1,398,860
Net increase in cash, cash equivalents and restricted cash	403,082	¥ 2,806,171	18,110,685	11,109,158
Restricted cash	3,961,285		16,379,364	¥ 9,370,849	27,577,671
Consolidated VIE
Current liabilities
Amounts due to related parties	215,877		458,147		1,502,892
Payable to merchants	4,259,994		17,275,934		29,657,227
Accrued expenses and other liabilities	491,358		1,500,951		3,420,728
Merchant deposits	1,126,277		4,188,273		7,840,912
Short-term borrowings	129,097		0		898,748
Current portion of lease liabilities	13,003		0		90,523
Non-Current portion of Lease liabilities	$ 54,968		¥ 0		382,673
Consolidated VIE | Consolidated revenues
Financial information for the VIE
Concentration (as a percent)	58.50%	58.50%	77.30%	100.00%
Consolidated VIE | Consolidated total assets
Financial information for the VIE
Concentration (as a percent)	54.10%	54.10%	53.10%
Consolidated VIE | Consolidated total liabilities
Financial information for the VIE
Concentration (as a percent)	86.40%	86.40%	96.90%
Reportable legal entity | Consolidated VIE
Current assets
Cash and cash equivalents	$ 404,622		¥ 3,529,316		2,816,894
Restricted cash	3,954,264		16,379,364		27,528,793
Receivables from online payment	150,963		247,586		1,050,974
Short-term investments	942,381		1,300,000		6,560,665
Amounts due from related parties (i)	339,031		1,018,963		2,360,267
Amounts due from Group companies	479,369		565,101		3,337,273
Prepayments and other current assets	42,428		441,590		295,377
Total current assets	6,313,058		23,481,920		43,950,243
Non-current assets
Property, equipment and software, net	3,982		16,578		27,719
Right-of-use assets	65,053				452,883
Other non-current assets	8,662				60,306
Total non-current assets	77,697		16,578		540,908
Total Assets	6,390,755		23,498,498		44,491,151
Current liabilities
Amounts due to Group companies	774,779		1,575,534		5,393,858
Amounts due to related parties	215,877		458,147		1,502,892
Customer advances and deferred revenues	87,042		190,382		605,969
Payable to merchants	4,259,994		17,275,934		29,657,227
Accrued expenses and other liabilities	491,358		1,500,951		3,420,728
Merchant deposits	1,126,277		4,188,273		7,840,912
Short-term borrowings	129,097				898,748
Current portion of lease liabilities	13,003				90,523
Total current liabilities	7,097,427		25,189,221		49,410,857
Non-Current portion of Lease liabilities	54,968				382,673
Total non-current liabilities	54,968				382,673
Total liabilities	7,152,395		25,189,221		49,793,530
Consolidated statement of income (loss)
Net revenues	2,854,913	¥ 19,875,332	10,435,289	¥ 1,951,646
Net loss	(518,782)	(3,611,656)	(1,552,789)	(8,924)
Consolidated statement of cashflows
Net cash generated from operating activities	1,600,099	11,139,572	8,984,498	10,391,383
Net cash generated from /(used in) investing activities	(753,978)	(5,249,046)	(1,147,101)	88,404
Net cash provided by financing activities	653,061	4,546,481	507,767	200,000
Net increase in cash, cash equivalents and restricted cash	1,499,182	10,437,007	8,345,164	10,679,787
Restricted cash	3,954,264		16,379,364		¥ 27,528,793
Reportable legal entity | Group companies | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	322,392	2,244,429	298,415	207,570
Reportable legal entity | External | Consolidated VIE
Consolidated statement of income (loss)
Net revenues	$ 2,532,521	¥ 17,630,903	¥ 10,136,874	¥ 1,744,076